Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 28, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The safety and security of our customers’ and employees’ personal information is of utmost importance to us. This includes implementing appropriate administrative, physical, and technical cybersecurity safeguards to protect the confidentiality, integrity, and availability of our data assets and to securely maintain the information entrusted to us. We have developed and implemented a cybersecurity risk management program designed to protect the Company and its customers from data loss, unauthorized access, use or disclosure of data, and service interruptions. The Company’s cybersecurity risk management processes also address risks associated with the use of third-party service providers. The Company evaluates the cybersecurity practices of key third-party vendors and service providers as part of its overall risk assessment framework.
Our cybersecurity team assesses, identifies, and manages risks related to cybersecurity threats and is responsible for:

•	proactive detection and assessment of threats and vulnerabilities through vulnerability testing, penetration testing, and attack simulation;

•	development of risk-based action plans to address identified vulnerabilities and implementation of infrastructure and security improvements;
•	cybersecurity incident investigations, with the assistance of third-party experts where required;

•	monitoring threats to sensitive data and unauthorized access to Company systems using data loss prevention tools and a third-party security operations center;

•
developing and executing protocols to ensure timely communication of cybersecurity incidents to executive officers, the audit and corporate governance committee, and the Board of Directors, as appropriate, to support risk assessment and disclosure obligations;

•	developing and delivering cybersecurity, information security, and threat awareness training programs; and

•	collaborating with law enforcement and industry partners on cybersecurity incidents and best practices.
There were no cybersecurity incidents during the fiscal year 2026 that resulted in an interruption to operations, loss of critical data, or a material impact on the Company’s strategy, financial condition, or results of operations. However, the scope and impact of any future incident cannot be predicted.
See
“Item 3D – Risk Factors” for further information on potential impacts.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated into the Company’s broader risk management framework and aligns with governance processes applicable to legal, compliance, strategic, operational, and financial risks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The committee also considers the impact of emerging cybersecurity trends and regulatory developments.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our cybersecurity risk management program is operationally overseen by the Chief Privacy Officer (“CPO”), who also oversees Technology and Innovation and is responsible for the Company’s technology, cybersecurity, information security, privacy, and incident response coordination functions. The CPO has primary responsibility for the assessment, identification, management, and escalation of cybersecurity risks, including the coordination of internal resources and external advisors, as appropriate, in connection with cybersecurity risk management and incident response activities. The CPO reports directly to the Interim President and Chief Operating Officer, which supports timely escalation of cybersecurity and privacy matters and reinforces the independence, accountability, and executive visibility of the cybersecurity function. The CPO plays a key role in aligning cybersecurity strategy with the Company’s business objectives, technology environment, and enterprise risk management framework, while maintaining regular coordination with executive leadership and, where appropriate, the audit and corporate governance committee. The Chief Financial Officer (“CFO”) supports the cybersecurity governance process through oversight of financial risk, enterprise risk management, disclosure controls and procedures, and financial reporting considerations that may arise from cybersecurity matters. In this capacity, the CFO participates, as appropriate, in the assessment of the potential financial, regulatory, reporting, and disclosure implications of significant cybersecurity risks or incidents, including considerations related to materiality and external reporting obligations. The CFO does not have operational responsibility for the Company’s cybersecurity program, which remains under the operational oversight of the CPO. Our CPO brings over 20 years of experience in information technology, cybersecurity, information security, systems architecture, and digital transformation, supporting the Company’s ability to assess cybersecurity risks, implement appropriate safeguards, manage incident response activities, and communicate relevant cybersecurity matters to senior management. Our cybersecurity risk management program is integrated into the Company’s broader risk management framework and aligns with governance processes applicable to legal, compliance, strategic, operational, and financial risks.
The Board of Directors recognizes the importance of robust cybersecurity risk management and is actively engaged in overseeing the Company’s cybersecurity risk profile. The Board has delegated oversight of cybersecurity risks to the audit and corporate governance committee.

The responsibilities of the audit and corporate governance committee include reviewing the cybersecurity threat landscape, as well as the Company’s strategy, policies, and procedures to mitigate cybersecurity risks and address significant incidents. The committee also considers the impact of emerging cybersecurity trends and regulatory developments.
The audit and corporate governance committee meets periodically with relevant members of management, who provide updates on cybersecurity matters. These updates may include, among others: external threat trends, threat monitoring activities, cybersecurity training and testing results, and the status of cybersecurity programs and initiatives. The committee has also directed management to promptly inform it, and when appropriate the Board of Directors, of any investigation of a material cybersecurity incident. Where updates are not provided directly to the Board, the committee reports regularly to the Board and, when necessary, on an ad hoc basis regarding material cybersecurity risks and developments. The committee and the Board may engage external advisors and experts on cybersecurity matters as appropriate.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our cybersecurity risk management program is operationally overseen by the Chief Privacy Officer (“CPO”), who also oversees Technology and Innovation and is responsible for the Company’s technology, cybersecurity, information security, privacy, and incident response coordination functions. The CPO has primary responsibility for the assessment, identification, management, and escalation of cybersecurity risks, including the coordination of internal resources and external advisors, as appropriate, in connection with cybersecurity risk management and incident response activities. The CPO reports directly to the Interim President and Chief Operating Officer, which supports timely escalation of cybersecurity and privacy matters and reinforces the independence, accountability, and executive visibility of the cybersecurity function. The CPO plays a key role in aligning cybersecurity strategy with the Company’s business objectives, technology environment, and enterprise risk management framework, while maintaining regular coordination with executive leadership and, where appropriate, the audit and corporate governance committee. The Chief Financial Officer (“CFO”) supports the cybersecurity governance process through oversight of financial risk, enterprise risk management, disclosure controls and procedures, and financial reporting considerations that may arise from cybersecurity matters. In this capacity, the CFO participates, as appropriate, in the assessment of the potential financial, regulatory, reporting, and disclosure implications of significant cybersecurity risks or incidents, including considerations related to materiality and external reporting obligations. The CFO does not have operational responsibility for the Company’s cybersecurity program, which remains under the operational oversight of the CPO. Our CPO brings over 20 years of experience in information technology, cybersecurity, information security, systems architecture, and digital transformation, supporting the Company’s ability to assess cybersecurity risks, implement appropriate safeguards, manage incident response activities, and communicate relevant cybersecurity matters to senior management. Our cybersecurity risk management program is integrated into the Company’s broader risk management framework and aligns with governance processes applicable to legal, compliance, strategic, operational, and financial risks.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The responsibilities of the audit and corporate governance committee include reviewing the cybersecurity threat landscape, as well as the Company’s strategy, policies, and procedures to mitigate cybersecurity risks and address significant incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CPO brings over 20 years of experience in information technology, cybersecurity, information security, systems architecture, and digital transformation, supporting the Company’s ability to assess cybersecurity risks, implement appropriate safeguards, manage incident response activities, and communicate relevant cybersecurity matters to senior management.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CPO has primary responsibility for the assessment, identification, management, and escalation of cybersecurity risks, including the coordination of internal resources and external advisors, as appropriate, in connection with cybersecurity risk management and incident response activities.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true